Consolidated Statements of Changes In Shareholders’ Equity - USD ($)		Ordinary Shares		Additional Paid-in Capital	Retained Earnings Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Dec. 31, 2021		$ 1,148	[1]	$ 84,750	$ 1,157,966	$ 3,231	$ 1,247,095
Balance (in Shares) at Dec. 31, 2021	[1]	22,950,000
Net income			[1]		978,815		978,815
Foreign currency translation adjustment			[1]			(65,601)	(65,601)
Balance at Dec. 31, 2022		$ 1,148	[1]	84,750	2,136,781	(62,370)	2,160,309
Balance (in Shares) at Dec. 31, 2022	[1]	22,950,000
Net income			[1]		491,401		491,401
Foreign currency translation adjustment			[1]			(94,089)	(94,089)
Balance at Dec. 31, 2023		$ 1,148	[1]	84,750	2,628,182	(156,459)	$ 2,557,621
Balance (in Shares) at Dec. 31, 2023		22,950,000	[1]				22,950,000	[2]
Net income			[1]		111,603		$ 111,603
Foreign currency translation adjustment			[1]			75,266	75,266
Balance at Dec. 31, 2024		$ 1,148	[1]	$ 84,750	$ 2,739,785	$ (81,193)	$ 2,744,490
Balance (in Shares) at Dec. 31, 2024		22,950,000	[1]				22,950,000	[2]

[1]	Giving retroactive effect to the 22,950,000 shares issued and outstanding following the share subdivision and share surrender on September 5, 2024, starting from the earliest period presented.
[2]	Giving retroactive effect to the 22,950,000 shares issued and outstanding following the share subdivision and share surrender on September 5, 2024, starting from the earliest period presented.